CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended	13 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011
Revenue
Interest income - notes receivable - Rights to MSRs		$ 10,580,000		$ 13,525,000
Interest income - other		103,000		136,000
Total interest income		10,683,000		13,661,000
Other revenue		744,000		995,000
Total revenue		11,427,000		14,656,000
Operating expenses
Compensation and benefits		1,029,000		1,425,000
Organization costs	17,576					273,317	290,893
General and administrative expenses		715,000	17,000	946,000	44,000
Total operating expenses	17,576	1,744,000	17,000	2,371,000	44,000	273,317	290,893
Income (loss) from operations	(17,576)	9,683,000	(17,000)	12,285,000	(44,000)	(273,317)	(290,893)
Other expense
Interest expense		4,964,000		6,255,000
Total other expense		4,964,000		6,255,000
INTEREST INCOME						201	201
Income (loss) before income taxes		4,719,000	(17,000)	6,030,000	(44,000)
Income tax expense		60,000		77,000
Net income (loss)	$ (17,576)	$ 4,659,000	$ (17,000)	$ 5,953,000	$ (44,000)	$ (273,116)	$ (290,692)
Earnings (loss) per share
Basic		$ 0.33	$ (0.83)	$ 0.65	$ (2.19)
Diluted		$ 0.33	$ (0.83)	$ 0.65	$ (2.19)
NET LOSS PER SHARE - Basic and Diluted	$ (13.18)					$ (13.66)
Weighted average ordinary shares outstanding
OUTSTANDING - Basic and Diluted	1,334					20,000
Basic		14,194,370	20,000	9,191,172	20,000
Diluted		14,194,370	20,000	9,191,172	20,000